USA MUTUALS ALL SEASONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Contracts(a)
	FUTURE OPTIONS PURCHASED - 0.0% (b)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
PUT OPTIONS PURCHASED - 0.0%(b)
2	S&P 500 E-Mini Index(c)	ADM	07/02/2026	$ 7,375	$ 737,500	$ 300
TOTAL PUT OPTIONS PURCHASED (Cost $1,100)

	TOTAL FUTURE OPTIONS PURCHASED (Cost $1,100)					300

	TOTAL INVESTMENTS - 0.0%(b) (Cost $1,100)					$ 300
	OTHER ASSETS IN EXCESS OF LIABILITIES - 100.0%					11,104,649
	NET ASSETS - 100.0%					$ 11,104,949

(a) Each contract allows the holder to buy/sell 50 shares of the underlying security at the exercise price. (b) Percentage rounds to less than 0.1%.
(c) Non-income producing security.
ADM ADM Investor Services, Inc.

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts		Broker/Counterparty	Expiration	Notional Amount(*)	Value and Unrealized Appreciation
2	CME E-Mini Standard & Poor's 500 Index Future		ADM	09/21/2026	$ 754,825	$ 5,150
TOTAL FUTURES CONTRACTS

(*)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.